Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund III
Entity Central Index Key	0001424212
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000162358 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Municipal High Income ETF
Class Name	First Trust Municipal High Income ETF
Trading Symbol	FMHI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Municipal High Income ETF (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMHI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Municipal High Income ETF	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -1.26% for the 12 months ended July 31, 2025. The Fund underperformed its blended benchmark, which consists of the following two indexes: 50% of the Bloomberg High Yield 10-Year Municipal Index (8-12 years), and 50% of the Bloomberg Revenue 10-Year Municipal Index (8-12 years). The blended benchmark returned 1.72% for the same Period.
The following key Fund factors impacted the Fund’s performance relative to the blended benchmark during the Period:
  Yield Curve Positioning/Duration: During the Period, the Fund’s overweight allocation to bonds with a stated final maturity of 18+ years was the primary detractor to the Fund’s performance relative to the blended benchmark. A secondary detractor to the Fund’s performance was the Fund’s allocation to bonds with a stated final maturity of 14-18 years. Conversely, the Fund’s allocation to bonds with a final maturity of 0-6 years was a positive contributor to the Fund’s performance. Regarding effective duration, in general, longer effective duration bonds were detractors to the Fund’s performance relative to the blended benchmark, including bonds with an effective duration of 10+years and 7-10 years.
  Interest Rate Hedge: During the Period, the use of U.S. Treasury futures to hedge interest rate risk had little impact on the Fund’s performance.
  Credit Rating: In terms of credit ratings, the Fund’s selection of non-rated high yield municipal bonds was the primary contributor to the Fund’s underperformance relative to the blended benchmark. In addition, the Fund’s selection of BB, BBB and AA rated municipal bonds were detractors to the Fund’s performance relative to the blended benchmark.
  Sector/Industry: During the Period, the Fund’s selection of health care, special tax and local tax general obligation, education, and transportation bonds were detractors to the Fund’s performance relative to the blended benchmark. Conversely, the Fund’s selection of industrial development bonds was a positive contributor to the Fund’s performance compared to the blended benchmark.
  U.S. Treasury Rate Trends: During the Period, 10-year and 30-year U.S. Treasury yields increased by approximately 34 basis points (“bps”) and 60 bps, respectively, to 4.37% and 4.90%, respectively.
  New Issue Supply: During the Period, primary market supply increased approximately 23.8% to $564.6 billion compared with $456.2 billion a year ago (SIFMA, Bloomberg, Barclays Research).
  Municipal Credit Yields: During the Period, according to Municipal Market Data AAA yield curve data, 10-year and 30-year municipal yields increased 50 bps and 99 bps, respectively, to 3.32% and 4.67%, respectively.
  Municipal Credit Spreads: During the Period, credit spreads widened for A, BBB, and high yield municipals by approximately 6 bps, 17 bps, and 15 bps, respectively.
  Industry Fund Flows: During the Period, according to data collected by the Investment Company Institute and Bloomberg, fund outflows totaled approximately $36.9 billion.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 1, 2017 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	Since Inception (11/1/17)
First Trust Municipal High Income ETF	-1.26%	1.26%	2.50%
Bloomberg Municipal Bond Index	0.00%	0.13%	1.75%
Blended Benchmark(1)	1.72%	1.80%	2.85%
(1)
The Blended Benchmark consists of the following two indexes: 50% of the Bloomberg High Yield 10-Year Municipal Index (8-12 years), which is comprised of bonds with a final maturity between 8 and 12 years that are part of the Bloomberg Municipal Bond High Yield Index; and 50% of the Bloomberg Revenue 10-Year Municipal Index (8-12 years), which is comprised of revenue bonds that have a final maturity between 8 and 12 years that are part of the Bloomberg Municipal Bond Index.

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FMHI for more recent performance information.
Net Assets	$ 743,195,706
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 5,212,678
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$743,195,706
Total number of portfolio holdings	624
Total advisory fee paid	$5,212,678
Portfolio turnover rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Special Assessment	17.6%
Continuing Care Retirement Communities	13.0%
Industrial Development Bond	9.9%
Education	9.3%
Hospital	6.4%
Government Obligation Bond - Limited Tax	5.4%
Airport	4.4%
Gas	4.3%
Government Obligation Bond - Unlimited Tax	4.2%
All Other	25.5%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
C000172840 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Horizon Managed Volatility Developed International ETF
Class Name	First Trust Horizon Managed Volatility Developed International ETF
Trading Symbol	HDMV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Horizon Managed Volatility Developed International ETF (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HDMV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HDMV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Horizon Managed Volatility Developed International ETF	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 19.29% for the 12 months ended July 31, 2025. The Fund outperformed its benchmark, the MSCI EAFE Index, which returned 12.77% for the same Period.
The outperformance over the Period was primarily driven by the defensive objective of the strategy, which consisted of multiple drawdowns and recoveries over the Period. By realizing lower losses than the benchmark during pullbacks, but otherwise generating similar returns as the benchmark during recoveries, the strategy was able to outperform over the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 24, 2016 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	Since Inception (8/24/16)
First Trust Horizon Managed Volatility Developed International ETF	19.29%	7.58%	4.68%
MSCI EAFE Index	12.77%	10.34%	7.67%

Performance Inception Date	Aug. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/HDMV for more recent performance information.
Net Assets	$ 22,357,827
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 249,503
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$22,357,827
Total number of portfolio holdings	152
Total advisory fee paid	$249,503
Portfolio turnover rate	90%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
CLP Holdings Ltd.	2.1%
Hong Kong & China Gas Co., Ltd.	2.0%
CapitaLand Integrated Commercial Trust	2.0%
Singapore Airlines Ltd.	1.9%
Telstra Group Ltd.	1.9%
CapitaLand Ascendas REIT	1.8%
Sino Land Co., Ltd.	1.7%
Coles Group Ltd.	1.5%
Power Assets Holdings Ltd.	1.5%
Wilmar International Ltd.	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
CLP Holdings Ltd.	2.1%
Hong Kong & China Gas Co., Ltd.	2.0%
CapitaLand Integrated Commercial Trust	2.0%
Singapore Airlines Ltd.	1.9%
Telstra Group Ltd.	1.9%
CapitaLand Ascendas REIT	1.8%
Sino Land Co., Ltd.	1.7%
Coles Group Ltd.	1.5%
Power Assets Holdings Ltd.	1.5%
Wilmar International Ltd.	1.3%

C000172841 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Horizon Managed Volatility Domestic ETF
Class Name	First Trust Horizon Managed Volatility Domestic ETF
Trading Symbol	HUSV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Horizon Managed Volatility Domestic ETF (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HUSV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HUSV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Horizon Managed Volatility Domestic ETF	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.78% for the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 16.33% for the same Period.
The underperformance over the Period was primarily driven by the defensive objective of the strategy capturing less of the return of the benchmark in a period of large gains for the benchmark.
Additionally, over the Period, a concentrated subset of the largest stocks within the benchmark primarily drove returns. The Fund’s systematic strategy avoided holding these companies due to their higher volatility and the inherent risks associated with them. This resulted in underweight allocations to some of the sectors experiencing the most gains such as the Information Technology and Communication Services sectors, and overweight allocations to less volatile sectors such as the Utilities and Industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 24, 2016 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	Since Inception (8/24/16)
First Trust Horizon Managed Volatility Domestic ETF	9.78%	9.44%	9.52%
S&P 500® Index	16.33%	15.88%	14.67%

Performance Inception Date	Aug. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/HUSV for more recent performance information.
Net Assets	$ 96,952,548
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 663,534
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$96,952,548
Total number of portfolio holdings	76
Total advisory fee paid	$663,534
Portfolio turnover rate	84%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Cisco Systems, Inc.	2.4%
Teledyne Technologies, Inc.	2.4%
Roper Technologies, Inc.	2.4%
Evergy, Inc.	2.3%
Motorola Solutions, Inc.	2.2%
VeriSign, Inc.	2.1%
Microsoft Corp.	2.1%
Coca-Cola (The) Co.	2.1%
Republic Services, Inc.	2.0%
CME Group, Inc.	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Cisco Systems, Inc.	2.4%
Teledyne Technologies, Inc.	2.4%
Roper Technologies, Inc.	2.4%
Evergy, Inc.	2.3%
Motorola Solutions, Inc.	2.2%
VeriSign, Inc.	2.1%
Microsoft Corp.	2.1%
Coca-Cola (The) Co.	2.1%
Republic Services, Inc.	2.0%
CME Group, Inc.	2.0%

C000187865 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust California Municipal High Income ETF
Class Name	First Trust California Municipal High Income ETF
Trading Symbol	FCAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust California Municipal High Income ETF (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCAL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCAL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust California Municipal High Income ETF	$65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -1.14% for the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the Bloomberg 10 Year California Exempt Index, which returned 1.65% for the same Period.
The following key Fund factors impacted the Fund’s performance relative to the benchmark during the Period:
  Yield Curve Positioning/Duration: During the Period, the Fund’s overweight allocation to bonds with a stated final maturity of 18+ years was the primary detractor to the Fund’s performance relative to the benchmark. A secondary detractor to the Fund’s performance was the Fund’s allocation to bonds with a stated final maturity of 14-18 years. Conversely, the Fund’s allocation to bonds with a final maturity of 0-8 years was a positive contributor to the Fund’s performance. Regarding effective duration, in general, longer effective duration bonds were detractors to the Fund’s performance relative to the benchmark, including bonds with an effective duration of 10+ years and 7-10 years.
  Interest Rate Hedge: During the Period, the use of Treasury futures to hedge interest rate risk had a slightly positive impact on the Fund’s performance.
  Credit Rating: The Fund’s selection and allocation of AA rated municipal bonds was the primary detrimental factor to the Fund’s performance relative to the benchmark. In addition, the Fund’s selection of non-rated bonds and A rated bonds was detrimental to the Fund’s performance.
  Sector/Industry: During the Period, the Fund’s selection of health care, special tax, lease, transportation and education bonds were the primary detractors to the Fund’s performance relative to the benchmark. Conversely, the Fund’s selection of industrial development bonds was a positive contributor to the Fund’s performance compared to the benchmark.
  U.S. Treasury Rate Trends: During the Period, 10-year and 30-year U.S. Treasury yields increased by approximately 34 basis points (“bps”) and 60 bps, respectively, to 4.37% and 4.90%, respectively.
  New Issue Supply: During the Period, primary market supply increased approximately 23.8% to $564.6 billion compared with $456.2 billion a year ago (SIFMA, Bloomberg, Barclays Research).
  Municipal Credit Yields: For the Period, according to Municipal Market Data AAA yield curve data, 10-year and 30-year municipal yields increased 50 bps and 99 bps, respectively, to 3.32% and 4.67%, respectively.
  Municipal Credit Spreads: During the Period, credit spreads widened for A, BBB, and high yield municipals by approximately 6 bps, 17 bps, and 15 bps, respectively.
  Industry Fund Flows: During the Period, according to data collected by the Investment Company Institute and Bloomberg, fund outflows totaled approximately $36.9 billion.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 20, 2017 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	Since Inception (6/20/17)
First Trust California Municipal High Income ETF	-1.14%	0.38%	2.04%
Bloomberg 10 Year California Exempt Index	1.65%	0.14%	1.79%
Bloomberg Municipal Bond Index	0.00%	0.13%	1.76%

Performance Inception Date	Jun. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FCAL for more recent performance information.
Net Assets	$ 197,634,477
Holdings Count | Holding	273
Advisory Fees Paid, Amount	$ 1,730,909
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$197,634,477
Total number of portfolio holdings	273
Total advisory fee paid	$1,730,909
Portfolio turnover rate	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Insured	13.3%
Special Assessment	13.0%
Government Obligation Bond - Unlimited Tax	9.2%
Hospital	8.1%
Certificates of Participation	7.5%
Education	7.3%
Airport	6.6%
Water & Sewer	6.5%
Industrial Development Bond	5.3%
All Other	23.2%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
C000205579 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Ultra Short Duration Municipal ETF
Class Name	First Trust Ultra Short Duration Municipal ETF
Trading Symbol	FUMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Ultra Short Duration Municipal ETF (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FUMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FUMB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Ultra Short Duration Municipal ETF	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.01% for the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the Bloomberg Municipal Short-Term Index, which returned 3.24% for the same Period.
The following key Fund factors impacted the Fund’s performance relative to its benchmark during the Period:
  Credit Rating:  In terms of credit ratings, the Fund’s allocation and selection of AA rated bonds and the selection to A rated bonds were the primary negative contributors to the Fund’s performance versus the benchmark.
  Years to Maturity: In terms of the Fund’s selection and allocation in years to a bond’s final maturity, the Fund’s selection of bonds in the 0-2 years maturity range was the primary detractor to the Fund’s performance relative to the benchmark.
  Effective Duration: Focusing on the Fund’s effective duration, the Fund’s selection of bonds with an effective duration of 0-1 years was the primary contributor to the Fund’s underperformance relative to the benchmark.
  Sector/Industry: In terms of sector exposure, the Fund’s selection in the Industrial Development sector was the main detractor from the Fund’s performance relative to the benchmark.
  U.S. Treasury Rate Trends: During the Period, 10-year and 30-year U.S. Treasury yields increased by approximately 34 basis points (“bps”) and 60 bps, respectively, to 4.37% and 4.90%, respectively.
  New Issue Supply: During the Period, primary market supply increased approximately 23.8% to $564.6 billion compared with $456.2 billion a year ago (SIFMA, Bloomberg, Barclays Research).
  Municipal Credit Yields: During the Period, according to Municipal Market Data AAA yield curve data, 10-year and 30-year municipal yields increased 50 bps and 99 bps, respectively, to 3.32% and 4.67%, respectively.
  Municipal Credit Spreads: During the Period, credit spreads widened for A, BBB, and high yield municipals by approximately 6 bps, 17 bps, and 15 bps, respectively.
  Industry Fund Flows: During the Period, according to data collected by the Investment Company Institute and Bloomberg, fund outflows totaled approximately $36.9 billion.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 1, 2018 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	Since Inception (11/1/18)
First Trust Ultra Short Duration Municipal ETF	3.01%	1.68%	1.75%
Bloomberg Municipal Short-Term Index	3.24%	1.94%	1.88%
Bloomberg Municipal Bond Index	0.00%	0.13%	2.10%

Performance Inception Date	Nov. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FUMB for more recent performance information.
Net Assets	$ 215,167,874
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 892,504
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$215,167,874
Total number of portfolio holdings	198
Total advisory fee paid	$892,504
Portfolio turnover rate	113%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Government Obligation Bond - Unlimited Tax	16.7%
Insured	12.5%
Hospital	8.7%
Industrial Development Bond	7.8%
Government Obligation Bond - Limited Tax	7.5%
Airport	7.2%
Gas	5.9%
Dedicated Tax	5.8%
Local Housing	4.6%
All Other	23.3%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
C000205581 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Short Duration Managed Municipal ETF
Class Name	First Trust Short Duration Managed Municipal ETF
Trading Symbol	FSMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Short Duration Managed Municipal ETF (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSMB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Short Duration Managed Municipal ETF	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.46% for the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the Bloomberg Municipal Short (1-5) Year Index, which returned 3.91% for the same Period.
The following key Fund factors impacted performance relative to its benchmark during the Period:
  Yield Curve Positioning/Duration: In terms of bonds’ final maturity dates, the Fund’s allocation in 6-8 years maturity range, as well as selection in bonds in the 0-2 years and 2-4 years maturity range were the primary detractors to the Fund’s performance. As to duration, the Fund’s selection of bonds with effective durations of 0-1 years and 5-7 years were the primary detractors to the Fund’s performance relative to the benchmark.
  Credit Rating: In terms of credit ratings, the selection of bonds rated A and AA were the primary detractors to the Fund’s performance relative to the benchmark.
  Interest Rate Hedge: During the Period, the use of U.S. Treasury futures to hedge interest rate risk had a slightly positive impact on the Fund’s performance.
  Sector/Industry: In terms of sector exposure, the selection in Health Care and Industrial Development bonds were the primary sources of underperformance relative to the benchmark.
  U.S. Treasury Rate Trends: During the Period, 10-year and 30-year U.S. Treasury yields increased by approximately 34 basis points (“bps”) and 60 bps, respectively, to 4.37% and 4.90%, respectively.
  New Issue Supply: During the Period, primary market supply increased approximately 23.8% to $564.6 billion compared with $456.2 billion a year ago (SIFMA, Bloomberg, Barclays Research).
  Municipal Credit Yields: During the Period, according to Municipal Market Data AAA yield curve data, 10-year and 30-year municipal yields increased 50 bps and 99 bps, respectively, to 3.32% and 4.67%, respectively.
  Municipal Credit Spreads: During the Period, credit spreads widened for A, BBB, and high yield municipals by approximately 6 bps, 17 bps, and 15 bps, respectively.
  Industry Fund Flows: During the Period, according to data collected by the Investment Company Institute and Bloomberg, fund outflows totaled approximately $36.9 billion.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 1, 2018 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	Since Inception (11/1/18)
First Trust Short Duration Managed Municipal ETF	3.46%	1.39%	2.06%
Bloomberg Municipal Short (1-5) Year Index	3.91%	1.19%	1.95%
Bloomberg Municipal Bond Index	0.00%	0.13%	2.10%

Performance Inception Date	Nov. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FSMB for more recent performance information.
Net Assets	$ 472,557,180
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 2,398,648
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$472,557,180
Total number of portfolio holdings	458
Total advisory fee paid	$2,398,648
Portfolio turnover rate	45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Gas	13.5%
Utility	12.1%
Hospital	10.4%
Industrial Development Bond	8.9%
Housing	7.7%
Airport	7.5%
Continuing Care Retirement Communities	6.4%
Special Assessment	5.7%
Insured	3.9%
All Other	23.9%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
C000216993 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Merger Arbitrage ETF
Class Name	First Trust Merger Arbitrage ETF
Trading Symbol	MARB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Merger Arbitrage ETF (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MARB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MARB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment(1)
First Trust Merger Arbitrage ETF	$170	1.65%
(1)	Includes dividend expense on investments sold short.

Expenses Paid, Amount	$ 170	[1]
Expense Ratio, Percent	1.65%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.46% for the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P Merger Arbitrage Total Return Index, which returned 8.08% for the same Period.
This underperformance was driven by differences in how the Fund’s portfolio is managed compared to the benchmark. Our Mergers & Acquisitions (“M&A”) underwriting model continues to prioritize announced merger transactions with strong market-implied closure probabilities due to lack of tariff exposure, limited politically driven directionality, manageable antitrust risk, and reasonably short closing timelines. Conversely, the benchmark will hold all pending transactions irrespective of quality and duration to provide broader exposure to the M&A universe. An example of one volatile merger that the Fund avoided due to risk profile, but that the benchmark benefited from during the Period, was Nippon Steel Corporation’s (“Nippon”) $14.9 billion acquisition of United States Steel Corporation (“X”). The mega deal was originally announced on December 18, 2023. However, President Biden prohibited the X/Nippon transaction from closing via the Committee on Foreign Investment in the United States (“CFIUS”) on January 3, 2025. In response, Nippon brought lawsuits claiming that the CFIUS process was unfairly administered in bad faith. On April 7, 2025, President Trump ordered a new review. The deadline for the new CFIUS review was May 21, 2025. CFIUS returned a split recommendation; however, President Trump surprisingly approved the deal. This was a rollercoaster ride, but X (the target company stock) produced a 61% return year-to-date through consummation of the deal on June 18, 2025. Based on our investment criteria, we avoided investing in this merger due to the uncertain political environment and high antitrust risk profile. We strive to deliver relatively steady returns for shareholders compared to the benchmark even if it means potentially underperforming in periods where certain riskier transactions may unexpectedly close, like the X/Nippon example. Our objective is to deliver relatively low-volatility, absolute returns and compound capital for shareholders, which we were able to achieve during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 4, 2020 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	Since Inception (2/4/20)
First Trust Merger Arbitrage ETF	5.46%	2.33%	1.60%
S&P Merger Arbitrage Total Return Index	8.08%	4.30%	3.89%
S&P 500® Index	16.33%	15.88%	14.42%

Performance Inception Date	Apr. 02, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/MARB for more recent performance information.
Net Assets	$ 34,178,371
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 383,862
Investment Company Portfolio Turnover	195.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$34,178,371
Total number of portfolio holdings	21
Total advisory fee paid	$383,862
Portfolio turnover rate	195%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	53.4%
Rights	0.0%
Money Market Funds	30.4%
Net Other Assets and Liabilities	16.2%
Total	100.0%
Sector Allocation

C000218390 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Horizon Managed Volatility Small/Mid ETF
Class Name	First Trust Horizon Managed Volatility Small/Mid ETF
Trading Symbol	HSMV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Horizon Managed Volatility Small/Mid ETF (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HSMV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HSMV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Horizon Managed Volatility Small/Mid ETF	$80	0.80%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.14% for the 12 months ended July 31, 2025. The Fund underperformed its benchmark, the S&P 1000® Index, which returned 0.69% for the same Period.
The Fund’s more defensive profile resulted in shallower drawdowns than the benchmark, but less upside participation. Small and mid-sized stocks in the benchmark generally lagged larger cap stocks over the same Period, as these companies have exhibited characteristics more sensitive to macro-economic uncertainty. As a result, the benchmark was roughly flat over the Period and the Fund delivered a similar return, reflecting limited relative performance dispersion in an environment where size factors overshadowed other drivers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 6, 2020 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	5 Year	Since Inception (4/6/20)
First Trust Horizon Managed Volatility Small/Mid ETF	0.14%	8.58%	11.58%
S&P 1000® Index	0.69%	12.22%	16.99%
Russell 3000® Index	15.68%	15.19%	19.25%

Performance Inception Date	Apr. 06, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/HSMV for more recent performance information.
Net Assets	$ 26,531,858
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 172,776
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$26,531,858
Total number of portfolio holdings	151
Total advisory fee paid	$172,776
Portfolio turnover rate	66%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Innoviva, Inc.	2.2%
Post Holdings, Inc.	1.7%
Gaming and Leisure Properties, Inc.	1.5%
Agree Realty Corp.	1.4%
Four Corners Property Trust, Inc.	1.4%
LTC Properties, Inc.	1.3%
OGE Energy Corp.	1.3%
IDACORP, Inc.	1.3%
New Jersey Resources Corp.	1.3%
AptarGroup, Inc.	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Innoviva, Inc.	2.2%
Post Holdings, Inc.	1.7%
Gaming and Leisure Properties, Inc.	1.5%
Agree Realty Corp.	1.4%
Four Corners Property Trust, Inc.	1.4%
LTC Properties, Inc.	1.3%
OGE Energy Corp.	1.3%
IDACORP, Inc.	1.3%
New Jersey Resources Corp.	1.3%
AptarGroup, Inc.	1.3%

C000223991 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust New York Municipal High Income ETF
Class Name	First Trust New York Municipal High Income ETF
Trading Symbol	FMNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust New York Municipal High Income ETF (the “Fund”) for the year of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMNY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMNY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust New York Municipal High Income ETF	$65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -0.69% for the 12 months ended July 31, 2025. The Fund outperformed its benchmark, the Bloomberg New York 12-17 Years Index, which returned -1.42 % for the same Period.
The following key Fund factors impacted Fund performance relative to the benchmark during the Period:
  Credit Rating: The Fund’s selection of AA rated, and A rated bonds were the primary contributors to the Fund’s outperformance relative to the benchmark. The Fund’s allocation to BB rated bonds was the primary detractor to the Fund’s performance relative to the benchmark.
  Yield Curve Positioning/Duration: Relative to the benchmark, the allocation to bonds with a stated maturity of 2-8 years, the allocation and selection to bonds 10-12 years, and 16-18 years were the primary factors contributing to the Fund’s outperformance. Conversely, the Fund’s allocation to bonds in 18+ years and in bonds 12-14 years maturity ranges were the primary detractors to the Fund’s performance. Examining effective durations, the Fund’s allocation and selection to bonds with durations of 7-10 years and the allocation to bonds in 0-1 years were the primary positive contributors to the Fund’s outperformance. The allocation and selection to bonds in 1-3 years was the primary detractor relative to the benchmark.
  Interest Rate Hedge: During the Period, the use of Treasury futures to hedge interest rate risk was a modest negative contributor to the Fund’s performance.
  Sector/Industry: During the Period, the allocation and selection to local general obligation and industrial development bonds and the selection in housing bonds were the primary sources of the Fund’s outperformance. The selection of healthcare bonds was the primary detractor to the Fund’s performance.
  U.S. Treasury Rate Trends: During the Period, 10-year and 30-year U.S. Treasury yields increased by approximately 34 basis points (“bps”) and 60 bps, respectively, to 4.37% and 4.90%, respectively.
  New Issue Supply: During the Period, primary market supply increased approximately 23.8% to $564.6 billion compared with $456.2 billion a year ago (SIFMA, Bloomberg, Barclays Research).
  Municipal Credit Yields: During the Period, according to Municipal Market Data AAA yield curve data, 10-year and 30-year municipal yields increased 50 bps and 99 bps, respectively, to 3.32% and 4.67%, respectively.
  Municipal Credit Spreads: During the Period, credit spreads widened for A, BBB, and high yield municipals by approximately 6 bps, 17 bps, and 15 bps, respectively.
  Industry Fund Flows: During the Period, according to data collected by the Investment Company Institute and Bloomberg, fund outflows totaled approximately $36.9 billion.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 12, 2021 to July 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2025)	1 Year	Since Inception (5/12/21)
First Trust New York Municipal High Income ETF	-0.69%	-0.75%
Bloomberg Municipal New York 12-17 Years Index	-1.42%	-0.36%
Bloomberg Municipal Bond Index	0.00%	-0.29%

Performance Inception Date	May 12, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FMNY for more recent performance information.
Net Assets	$ 20,608,749
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 128,614
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2025)
Fund net assets	$20,608,749
Total number of portfolio holdings	75
Total advisory fee paid	$128,614
Portfolio turnover rate	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Higher Education	13.7%
Dedicated Tax	10.4%
Government Obligation Bond - Unlimited Tax	8.1%
Utility	8.0%
Industrial Development Bond	7.8%
Insured	7.3%
Water & Sewer	7.2%
Housing	5.1%
Airport	4.7%
All Other	27.7%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.

[1]	Includes dividend expense on investments sold short.